Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Capital
Common Equity Tier 1 Capital	$ 52,150	$ 51,010
Net Tier 1 Capital	57,911	57,915
Total regulatory capital	65,527	66,101
Total loss absorbing capacity	122,613	115,681
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	433,682	416,105
Leverage exposures	$ 1,308,247	$ 1,201,766
Regulatory ratios
Common Equity Tier 1 Capital ratio	12.00%	12.30%
Tier 1 capital ratio	13.40%	13.90%
Total capital ratio	15.10%	15.90%
Total loss absorbing capacity ratio	28.30%	27.80%
Leverage ratio	4.40%	4.80%
Total loss absorbing capacity leverage ratio	9.40%	9.60%